Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000003572 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SAVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at NAV(1)	12.23%	1.31%	2.35%
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at POP(2),(3)	8.02%	0.53%	1.96%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 409,247,000
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 448,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.78% went into effect for Class A shares.
Effective March 1, 2024, a new expense limitation of 0.70% went into effect for Class A shares.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.78% went into effect for Class A shares. Effective March 1, 2024, a new expense limitation of 0.70% went into effect for Class A shares.
C000003574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SAVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$156	1.48%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class C/SAVCX) at NAV(1) and with CDSC(2)	11.45%	0.56%	1.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 409,247,000
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 448,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 1.53% went into effect for Class C shares.
Effective March 1, 2024, a new expense limitation of 1.45% went into effect for Class C shares.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 1.53% went into effect for Class C shares. Effective March 1, 2024, a new expense limitation of 1.45% went into effect for Class C shares.
C000003575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SAVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class I/SAVYX) at NAV(1)	12.50%	1.55%	2.61%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 409,247,000
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 448,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.53% went into effect for Class I shares.
Effective March 1, 2024, a new expense limitation of 0.45% went into effect for Class I shares.

Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.53% went into effect for Class I shares. Effective March 1, 2024, a new expense limitation of 0.45% went into effect for Class I shares.
C000176707 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Core Plus Bond Fund (Class R6/VBFRX) at NAV(1)	12.57%	1.66%	2.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 409,247,000
Holdings Count | Holding	674
Advisory Fees Paid, Amount	$ 448,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective March 1, 2024, a new expense limitation of 0.41% went into effect for Class R6 shares.
Material Fund Change Expenses [Text Block]	Effective March 1, 2024, a new expense limitation of 0.41% went into effect for Class R6 shares.
C000049901 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class A
Trading Symbol	PHRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$161	1.37%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at NAV(1)	34.73%	6.44%	8.00%
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at POP(2),(3)	27.32%	5.25%	7.39%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
FTSE Nareit Equity REITs Index	34.74%	5.46%	7.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 398,660,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000049903 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class C
Trading Symbol	PHRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$243	2.08%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class C/PHRCX) at NAV(1) and with CDSC(2)	33.76%	5.67%	7.22%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
FTSE Nareit Equity REITs Index	34.74%	5.46%	7.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 398,660,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000049904 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class I
Trading Symbol	PHRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$130	1.11%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class I/PHRIX) at NAV(1)	35.09%	6.71%	8.29%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
FTSE Nareit Equity REITs Index	34.74%	5.46%	7.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 398,660,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000148854 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$93	0.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Real Estate Securities Fund (Class R6/VRREX) at NAV(1)	35.53%	7.05%	7.60%
FT Wilshire 5000 Index	35.17%	15.50%	12.74%
FTSE Nareit Equity REITs Index	34.74%	5.46%	6.94%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 398,660,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000049913 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class A
Trading Symbol	PHCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class A/PHCHX) at NAV(1)	14.73%	4.87%	4.58%
Virtus Newfleet High Yield Fund (Class A/PHCHX) at POP(2),(3)	10.43%	4.07%	4.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 55,097,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 106,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 0.95% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.95% went into effect for Class A shares.
C000049912 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class C
Trading Symbol	PGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class C / PGHCX	$183	1.71%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class C/PGHCX) at NAV(1) and with CDSC(2)	13.71%	4.11%	3.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 55,097,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 106,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 1.70% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 1.70% went into effect for Class C shares.
C000119169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class I
Trading Symbol	PHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class I/PHCIX) at NAV(1)	15.00%	5.18%	4.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 55,097,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 106,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 0.70% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.70% went into effect for Class I shares.
C000176708 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class R6
Trading Symbol	VRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet High Yield Fund (Class R6/VRHYX) at NAV(1)	15.16%	5.26%	5.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 55,097,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 106,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000049915 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at NAV(1)	12.55%	2.72%	3.17%
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at POP(2),(3)	8.33%	1.94%	2.78%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 726,579,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,535,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000049917 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$184	1.74%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class C/NCMFX) at NAV(1) and with CDSC(2)	11.67%	1.96%	2.40%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 726,579,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,535,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000081781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class I
Trading Symbol	VMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class I/VMFIX) at NAV(1)	12.86%	3.00%	3.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 726,579,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,535,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000148855 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	VMFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 14, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class R6/VMFRX) at NAV(1)	12.98%	3.15%	3.57%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 14, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 726,579,000
Holdings Count | Holding	793
Advisory Fees Paid, Amount	$ 2,535,000
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000049918 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class A
Trading Symbol	NARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at NAV(1)	9.32%	2.38%	2.42%
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at POP(2),(3)	6.86%	1.92%	2.19%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,546,905,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 17,649,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000049920 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C
Trading Symbol	PSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C/PSTCX) at NAV(1) and with CDSC(2)	9.13%	2.13%	2.17%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,546,905,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 17,649,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000049921 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C1
Trading Symbol	PMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$173	1.66%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C1 shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C1/PMSTX) at NAV(1) and with CDSC(2)	8.63%	1.64%	1.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,546,905,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 17,649,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000066828 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class I
Trading Symbol	PIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class I/PIMSX) at NAV(1)	9.82%	2.68%	2.70%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,546,905,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 17,649,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000176709 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class R6
Trading Symbol	VMSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$55	0.52%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class R6/VMSSX) at NAV(1)	9.87%	2.84%	2.91%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.47%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 4,546,905,000
Holdings Count | Holding	813
Advisory Fees Paid, Amount	$ 17,649,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000049922 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class A
Trading Symbol	PGUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$142	1.25%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at NAV(1)	27.54%	4.32%	5.47%
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at POP(2),(3)	20.52%	3.15%	4.87%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.29%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	5.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 149,724,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 831,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000049923 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class C
Trading Symbol	PGUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class C / PGUCX	$229	2.02%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class C/PGUCX) at NAV(1) and with CDSC(2)	26.56%	3.52%	4.67%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.29%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	5.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 149,724,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 831,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000066829 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class I
Trading Symbol	PGIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$112	0.98%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class I/PGIUX) at NAV(1)	27.99%	4.59%	5.74%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.29%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	5.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 149,724,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 831,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000199804 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	VGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Infrastructure Fund (Class R6/VGIRX) at NAV(1)	28.13%	4.77%	6.10%
MSCI All Country World Index (net)	31.76%	12.19%	8.95%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.03%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	6.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 149,724,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 831,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]	Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000052537 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class A
Trading Symbol	PDPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at NAV(1)	22.80%	7.25%	4.42%
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at POP(2),(3)	16.04%	6.04%	3.83%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 21,008,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000052538 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class C
Trading Symbol	PDPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class C / PDPCX	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class C/PDPCX) at NAV(1) and with CDSC(2)	21.82%	6.41%	3.63%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 21,008,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000081785 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class I
Trading Symbol	VADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class I/VADIX) at NAV(1)	23.12%	7.52%	4.69%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 21,008,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000235246 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class R6
Trading Symbol	VAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 31, 2022). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus Duff & Phelps Real Asset Fund (Class R6/VAABX) at NAV(1)	23.17%	6.32%
MSCI All Country World Index (net)	31.76%	8.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 31, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 21,008,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000058006 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	PSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at NAV(1)	8.77%	4.60%	3.82%
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at POP(2),(3)	5.78%	4.02%	3.53%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	4.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 199,928,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 622,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 0.90% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.90% went into effect for Class A shares.
C000058007 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	PFSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$179	1.72%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class C/PFSRX) at NAV(1) and with CDSC(2)	7.96%	3.83%	3.05%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	4.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 199,928,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 622,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 1.65% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 1.65% went into effect for Class C shares.
C000058008 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class I
Trading Symbol	PSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class I/PSFIX) at NAV(1)	9.04%	4.87%	4.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	4.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jan. 01, 2024
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 199,928,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 622,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2024, a new expense limitation of 0.65% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2024, a new expense limitation of 0.65% went into effect for Class I shares.
C000176710 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	VRSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Senior Floating Rate Fund (Class R6/VRSFX) at NAV(1)	9.04%	4.97%	4.56%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	5.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 199,928,000
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 622,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000074732 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	VGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$162	1.40%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at NAV(1)	31.24%	4.07%	6.60%
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at POP(2),(3)	24.02%	2.90%	6.00%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 404,543,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,466,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000074733 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	VGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$248	2.15%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class C/VGSCX) at NAV(1) and with CDSC(2)	30.23%	3.29%	5.80%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 404,543,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,466,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000074734 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class I
Trading Symbol	VGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$133	1.15%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class I/VGISX) at NAV(1)	31.55%	4.33%	6.87%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 404,543,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,466,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000176711 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$103	0.89%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Real Estate Securities Fund (Class R6/VRGEX) at NAV(1)	31.89%	4.61%	7.44%
MSCI All Country World Index (net)	31.76%	12.19%	11.84%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.05%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 404,543,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,466,000
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000117511 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class A
Trading Symbol	VISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$165	1.45%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at NAV(1)	28.12%	6.00%	7.13%
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at POP(2),(3)	21.08%	4.81%	6.53%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,076,350,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,008,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Geographical Allocation
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000117512 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class C
Trading Symbol	VCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$250	2.20%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class C/VCISX) at NAV(1) and with CDSC(2)	27.15%	5.21%	6.34%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,076,350,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,008,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000117513 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	VIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$137	1.20%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class I/VIISX) at NAV(1)	28.49%	6.28%	7.40%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,076,350,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,008,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000148859 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class R6
Trading Symbol	VRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$123	1.08%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR International Small-Mid Cap Fund (Class R6/VRISX) at NAV(1)	28.61%	6.39%	7.84%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.45%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,076,350,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 9,008,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000133101 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class A
Trading Symbol	VAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$200	1.78%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at NAV(1)	24.92%	8.63%	6.77%
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at POP(2),(3)	18.05%	7.41%	6.17%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	5.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 346,951,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,566,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000133102 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class C
Trading Symbol	VCESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$279	2.49%

Expenses Paid, Amount	$ 279
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class C/VCESX) at NAV(1) and with CDSC(2)	23.97%	7.82%	5.98%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	5.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 346,951,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,566,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000133103 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class I
Trading Symbol	VIESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$169	1.50%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class I/VIESX) at NAV(1)	25.32%	8.94%	7.05%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	5.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 346,951,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,566,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000215024 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class R6
Trading Symbol	VRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$158	1.40%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2019). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Emerging Markets Small-Cap Fund (Class R6/VRESX) at NAV(1)	25.47%	9.05%	8.40%
MSCI Emerging Markets Index (net)	26.05%	5.75%	5.17%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	11.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 346,951,000
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 3,566,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000173499 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$163	1.57%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at NAV(1)	7.57%	(2.10)%	0.20%
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at POP(2),(3)	1.66%	(3.20)%	(0.37)%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Dec. 27, 2023
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 696,949,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,450,000
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%

Holdings [Text Block]
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Effective December 27, 2023, a new expense limitation of 1.48% went into effect for Class A shares.

Material Fund Change Name [Text Block]	Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Material Fund Change Expenses [Text Block]	Effective December 27, 2023, a new expense limitation of 1.48% went into effect for Class A shares.
C000173500 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	PICEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$239	2.31%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class C/PICEX) at NAV(1) and with CDSC(2)	6.83%	(2.76)%	(0.50)%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Dec. 27, 2023
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 696,949,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,450,000
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%

Holdings [Text Block]
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Effective December 27, 2023, a new expense limitation of 2.23% went into effect for Class C shares.

Material Fund Change Name [Text Block]	Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Material Fund Change Expenses [Text Block]	Effective December 27, 2023, a new expense limitation of 2.23% went into effect for Class C shares.
C000173501 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class I/HIEMX) at NAV(1)	7.87%	(1.78)%	0.50%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Dec. 27, 2023
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 696,949,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,450,000
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%

Holdings [Text Block]
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]
Material Fund Changes
Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Effective December 27, 2023, a new expense limitation of 1.23% went into effect for Class I shares.

Material Fund Change Name [Text Block]	Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Material Fund Change Expenses [Text Block]	Effective December 27, 2023, a new expense limitation of 1.23% went into effect for Class I shares.
C000173502 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	VREMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus SGA Emerging Markets Equity Fund (Class R6/VREMX) at NAV(1)	8.20%	(1.51)%	0.52%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.15%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 12, 2014
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Dec. 27, 2023
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 696,949,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 7,450,000
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%

Holdings [Text Block]
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

Material Fund Change [Text Block]	Material Fund Changes Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Material Fund Change Name [Text Block]	Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
C000173503 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class A
Trading Symbol	HIMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at NAV(1)	8.99%	2.20%	2.17%
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at POP(2),(3)	6.53%	1.73%	1.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	1.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 431,400,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 876,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000173504 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class C
Trading Symbol	PCMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$156	1.50%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class C/PCMZX) at NAV(1) and with CDSC(2)	8.18%	1.43%	1.41%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	1.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 431,400,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 876,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000173505 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class I
Trading Symbol	HIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class I/HIBIX) at NAV(1)	9.26%	2.45%	2.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	1.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 431,400,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 876,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000210350 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VLDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 20, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Low Duration Core Plus Bond Fund (Class R6/VLDRX) at NAV(1)	9.33%	2.52%	3.06%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.76%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	2.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 20, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 431,400,000
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 876,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.

C000173507 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	HXBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overweight allocations to the hospital, leasing, and industrial development revenue (IDR) sectors, along with underweights in state general obligation (GO) bonds and power, positively contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year US Municipal Securities Index (the Index), during the fiscal year. An underweight allocation to special tax and overweights to transportation and housing detracted from performance. Security selection in transportation, local GO, housing, and power positively contributed to performance while security selection in leasing, IDR, health care, and special tax detracted. The largest contributors to performance for the 12-month period were issues of Pennsylvania Turnpike, Santa Clarita Community College, Central Texas Regional Mobility, and Georgetown School District. The biggest detractors from performance during the period were cash, Miami-Dade School District, Colorado Energy Natural Gas Revenue, Washington DC Airport, and Seminole County School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As COVID impacts faded, airport and toll road credits outperformed with strong volumes and numerous upgrades to facilities. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting toward these two subsectors.

The municipal yield curve steepened with long duration outperforming	Mixed	The municipal yield curve steepened and returned to its normal shape as investors grew more confident that Federal Reserve (Fed) rate cuts would be coming. The Fund benefitted from exposure to the long end of the curve. However, its shorter duration, or sensitivity to changes in interest rates, relative to the Index detracted from performance.

Lower coupon bonds outperformed	Negative	The Fund was underexposed to 0% and 4% coupon securities versus the Index and did not benefit as much from the strong performance these securities exhibited.
Credit spreads tightened	Positive	The Fund was overweight A- and BBB-rated securities versus the Index and benefitted from spread tightening. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.  Effective March 22, 2024, the Fund's broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at NAV(1)	7.70%	0.76%	1.77%
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at POP(2),(3)	4.73%	0.20%	1.49%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 1-22 Year U.S. Municipal Securities Index	9.11%	1.50%	2.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 53,943,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 98,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$53,943
Total number of portfolio holdings	87
Total advisory fee paid (‘000s)	$98
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000173508 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	PXCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class C / PXCZX	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overweight allocations to the hospital, leasing, and industrial development revenue (IDR) sectors, along with underweights in state general obligation (GO) bonds and power, positively contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year US Municipal Securities Index (the Index), during the fiscal year. An underweight allocation to special tax and overweights to transportation and housing detracted from performance. Security selection in transportation, local GO, housing, and power positively contributed to performance while security selection in leasing, IDR, health care, and special tax detracted. The largest contributors to performance for the 12-month period were issues of Pennsylvania Turnpike, Santa Clarita Community College, Central Texas Regional Mobility, and Georgetown School District. The biggest detractors from performance during the period were cash, Miami-Dade School District, Colorado Energy Natural Gas Revenue, Washington DC Airport, and Seminole County School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As COVID impacts faded, airport and toll road credits outperformed with strong volumes and numerous upgrades to facilities. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting toward these two subsectors.

The municipal yield curve steepened with long duration outperforming	Mixed	The municipal yield curve steepened and returned to its normal shape as investors grew more confident that Federal Reserve (Fed) rate cuts would be coming. The Fund benefitted from exposure to the long end of the curve. However, its shorter duration, or sensitivity to changes in interest rates, relative to the Index detracted from performance.

Lower coupon bonds outperformed	Negative	The Fund was underexposed to 0% and 4% coupon securities versus the Index and did not benefit as much from the strong performance these securities exhibited.
Credit spreads tightened	Positive	The Fund was overweight A- and BBB-rated securities versus the Index and benefitted from spread tightening. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.  Effective March 22, 2024, the Fund's broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class C/PXCZX) at NAV(1) and with CDSC(2)	6.90%	0.01%	1.00%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 1-22 Year U.S. Municipal Securities Index	9.11%	1.50%	2.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 53,943,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 98,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$53,943
Total number of portfolio holdings	87
Total advisory fee paid (‘000s)	$98
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000173506 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	HXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Overweight allocations to the hospital, leasing, and industrial development revenue (IDR) sectors, along with underweights in state general obligation (GO) bonds and power, positively contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year US Municipal Securities Index (the Index), during the fiscal year. An underweight allocation to special tax and overweights to transportation and housing detracted from performance. Security selection in transportation, local GO, housing, and power positively contributed to performance while security selection in leasing, IDR, health care, and special tax detracted. The largest contributors to performance for the 12-month period were issues of Pennsylvania Turnpike, Santa Clarita Community College, Central Texas Regional Mobility, and Georgetown School District. The biggest detractors from performance during the period were cash, Miami-Dade School District, Colorado Energy Natural Gas Revenue, Washington DC Airport, and Seminole County School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As COVID impacts faded, airport and toll road credits outperformed with strong volumes and numerous upgrades to facilities. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting toward these two subsectors.

The municipal yield curve steepened with long duration outperforming	Mixed	The municipal yield curve steepened and returned to its normal shape as investors grew more confident that Federal Reserve (Fed) rate cuts would be coming. The Fund benefitted from exposure to the long end of the curve. However, its shorter duration, or sensitivity to changes in interest rates, relative to the Index detracted from performance.

Lower coupon bonds outperformed	Negative	The Fund was underexposed to 0% and 4% coupon securities versus the Index and did not benefit as much from the strong performance these securities exhibited.
Credit spreads tightened	Positive	The Fund was overweight A- and BBB-rated securities versus the Index and benefitted from spread tightening. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.  Effective March 22, 2024, the Fund's broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class I/HXBIX) at NAV(1)	7.96%	1.01%	2.03%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 1-22 Year U.S. Municipal Securities Index	9.11%	1.50%	2.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 53,943,000
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 98,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$53,943
Total number of portfolio holdings	87
Total advisory fee paid (‘000s)	$98
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000227967 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class A
Trading Symbol	VDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$166	1.50%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (June 22, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class A/VDMAX) at NAV(1)	21.30%	(1.79)%
Virtus KAR Developing Markets Fund (Class A/VDMAX) at POP(2),(3)	14.62%	(3.47)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 3,067,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000227964 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class C
Trading Symbol	VDMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class C / VDMCX	$248	2.25%

Expenses Paid, Amount	$ 248
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (June 22, 2021). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class C/VDMCX) at NAV(1) and with CDSC(2)	20.44%	(2.51)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 3,067,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000227965 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class I
Trading Symbol	VIDMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (June 22, 2021). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class I/VIDMX) at NAV(1)	21.63%	(1.54)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 3,067,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.

C000227966 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class R6
Trading Symbol	VDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (June 22, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class R6/VDMRX) at NAV(1)	21.65%	(1.48)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 3,067,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.